Share-Based Awards - Options (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Option Activity [Abstract]
Total intrinsic value of options exercised (in millions of U.S. dollars)	$ 1.1	$ 8.5	$ 8.7
Proceeds from option exercises (in millions of U.S. dollars)	$ 1.2	$ 9.8	$ 14.7
Activity related to share options
Outstanding at January 1, 2016	267,918
Exercised prior to March 18, 2016	(15,997)	(142,429)	(225,329)
Settled in cash by the Company upon change in control	(251,921)
Outstanding at December 31, 2016	0	267,918